Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Remuneration to Directors

Remuneration to Directors and executive officers for the years ended March 31, 2025 and 2024 were:

	For the year ended March 31,
Directors & Officers	2025	2024
Yew Jin Sng	$177	$116
Ho Kin Wai	680	485
William Yuen	85	33
William Mirecki	65	23
Kai Yue Jason Chan	65	23
Khazid Bin Omar	171	161
Loo Hansel	104	94
Kit Yu Lee	176	183
	1,523	$1,118

In addition, remuneration to Directors of the Group’s subsidiaries for the ended March 31, 2025 and 2024 were:

	For the year ended March 31,
Directors	2025	2024
Chiu Hsieh Hui	-	42
Wong Chee Kwok	-	9
	-	51

Schedule of Contractual Remuneration with Officers and Directors	Contractual remuneration with Officers and Directors are as follows:
As of March 31, 2025
2026	$1,371
2027	617
2028	-
2029	-
2030	-
Total	$1,988